Annual Total Returns[BarChart] - ProShares Short FTSE China 50 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	4.90%	(22.21%)	(4.88%)	(15.75%)	3.32%	(7.71%)	(28.40%)	9.43%	(14.18%)